RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances	$ 85	¥ 593	¥ 843
Housing subsidies	2	15
Contribution to pension plans	6	44	76
Total Compensation of key management personnel	$ 93	¥ 652	¥ 919